Events after the reporting date	12 Months Ended
Dec. 31, 2020
Notes To Financial Statements [Abstract]
Events after reporting period	Events after the reporting date
Laure-Helene Mercier, Executive Vice President, Chief Financial Officer and member of the Executive Board, has decided to step down from her position, after leading the Company through more than 14 years of growth, including an initial public offering in the US. Frederic Lombard will join the company as CFO on April 1, 2021. Mr. Lombard will be joining Innate with more than 20 years of financial experience in the pharmaceutical industry, holding senior finance roles at Ipsen, AstraZeneca and Novartis. Ms. Mercier will remain at the Company until the end of the year to ensure a smooth transition of responsibilities.
On March 29 2021, the class action introduced on October 23, 2020 in United-States (California) was volontarely dissmissed. This class action was introduced against Innate Pharma, Mondher Mahjoubi and Laure-Hélène Mercier on the basis of an alleged violation of federal securities laws based on publications relating to monalizumab trials between March 2020 and September 2020.